Debt Debt (Estimated Fair Value Of Significant Financial Instruments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt [Abstract]
Short-term debt, carrying amount	$ 260	$ 260
Short-term debt, fair value	261	261
Long-term debt	2,658	2,668
Long-term debt, fair value	$ 2,986	$ 2,958